Significant Accounting Policies (Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Document Period End Date	Dec. 31, 2019
Quoted Prices In Active Markets For Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ 0	$ 0
Quoted Prices In Active Markets For Identical Assets (Level 1) | Foreign Currency Derivative And Option Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0
Liabilities	0	0
Quoted Prices In Active Markets For Identical Assets (Level 1) | Cross Currency Interest Rate Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Quoted Prices In Active Markets For Identical Assets (Level 1) | Premises Evacuation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0
Quoted Prices In Active Markets For Identical Assets (Level 1) | Investment Elected To Be Accounted For Using The Fair Value Method
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Quoted Prices In Active Markets For Identical Assets (Level 1) | Contingent purchase obligation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0	0
Significant Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	21,743	2,991
Significant Observable Inputs (Level 2) | Foreign Currency Derivative And Option Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	23,886	22,549
Liabilities	8,326	23,936
Significant Observable Inputs (Level 2) | Cross Currency Interest Rate Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	6,183	4,378
Significant Observable Inputs (Level 2) | Contingent purchase obligation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	(64,804)	(90,126)
Significant Unobservable Inputs (Level 3) | Foreign Currency Derivative And Option Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Liabilities	0	0
Significant Unobservable Inputs (Level 3) | Cross Currency Interest Rate Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Significant Unobservable Inputs (Level 3) | Premises Evacuation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	30,867
Significant Unobservable Inputs (Level 3) | Investment Elected To Be Accounted For Using The Fair Value Method
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	51,415	46,858
Significant Unobservable Inputs (Level 3) | Contingent purchase obligation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	$ 147,086	$ 136,984